FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF AGING OF RECEIVABLES

The Company’s aging of receivables was as follows:

	December 31, 2025	December 31, 2024
0 – 30 days	$264,885	$346,979
31 – 60 days	271,836	150,575
61 – 90 days	100,659	32,002
91 + days	404,202	200,034
	$1,041,582	$729,590

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2025:

	1 year	1 – 5 years	Total
Trade payable and accrued liabilities	$3,397,343	$-	$3,397,343
Customer deposits	417,641	-	417,641
Deferred income	165,237	44,512	209,749
Derivative liability	492,470	-	492,470
Lease liability	143,624	130,251	273,875
	$4,616,315	$174,763	$4,791,078

SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2025			December 31, 2024
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$61,368,507	10%	$8,411,168	$4,024,827	10%	$551,643
Net monetary liabilities	(273,323)	10%	(37,462)	(236,518)	10%	(32,417)

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

December 31, 2025	Level 1	Level 2	Level 3	Total
Cash	$90,156,821	$-	$-	$90,156,821
Equity securities in investee companies	71,429	-	-	71,429
Derivative liability	-	-	(492,470)	(492,470)
Total	$90,228,250	$-	$(492,470)	$89,735,780

December 31, 2024	Level 1	Level 2	Level 3	Total
Cash	-	-	-	-
Equity securities in investee companies	$14,286	$-	$-	$14,286
Derivative liability	-	-	(2,198,121)	(2,198,121)
Total	$14,286	$-	$(2,198,121)	$(2,183,835)

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Year ended December 31, 2025	Year ended December 31, 2024
Volatility	20%	$25,437	$201,109